Expenses by Nature (Tables)	12 Months Ended
Sep. 30, 2021
Expenses by Nature
Summary of expenses by Nature

			Nine months
	Year ended	Year ended	ended
	30 September	30 September	30 September
	2021	2020	2019
	$	$	$
Employee benefit expense and other staff costs	10,935,570	3,090,091	455,661
Capitalised within intangible assets	(3,478,034)	(1,533,915)	(417,158)
Legal and professional	4,733,186	424,626	185,217
Foreign exchange	623,184	(9,854)	60,247
Property costs	187,739	158,568	58,261
Share option charge	165,570	121,597	11,392
Depreciation	52,550	4,787	308
Other expenses	1,339,556	516,742	534,067
Total administrative expenses	14,559,321	2,772,642	887,995